SCUDDER
                                                                     INVESTMENTS





Scudder Short-Term
Bond Fund

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                          Class AARP and Class S Shares
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                          Semiannual Report
                          June 30, 2001









The fund seeks to provide high income while managing it portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital.

Contents
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         3      Letter from the Fund's President

         4      Performance Summary

         6      Portfolio Management Review

        13      Portfolio Summary

        14      Investment Portfolio

        20      Financial Statements

        24      Financial Highlights

        35      Officers and Trustees

        36      Investment Products and Services

        38      Account Management Resources





Scudder Short-Term Bond Fund                     Ticker Symbol     Fund Number
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Class AARP                                           ASHTX             122
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Class S                                              SCSTX             022
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Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
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Dear Shareholder,

For more than a year, stock markets around the world have struggled, reflecting slower economic growth, lower corporate profits, and a sharp decline in technology stocks. During this period, however, the bond market has performed relatively well. For the 12 months ended June 30, 2001, for example, the Lehman Brothers Aggregate Bond Index rose 11.23%, while the S&P 500 Composite Stock Price Index fell 14.83%. (Past performance is no guarantee of future results.)

This does not mean, of course, that investors should sell all their stock investments and move entirely into bonds. After all, stocks have outperformed bonds in many individual years and over extended periods of time. However, the recent 25-percentage point outperformance of bonds illustrates why fixed-income investments probably should continue to play a role in most shareholder portfolios. Among the many lessons the past year has taught us is the fact that bonds can provide investors with much-needed stability and diversification in periods of market turmoil. For this reason, we encourage you to remain focused on the importance of holding bonds in your portfolio, even at the times when the stock market is rallying.

Thank you for your continued investment in Scudder Short-Term Bond Fund.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder Short-Term Bond Fund

----------------------------------------------------------------------------
                 AARP Investment Program             Scudder Class S

Web site:            aarp.scudder.com                 myScudder.com
Toll-free:            1-800-253-2277                  1-800-SCUDDER
----------------------------------------------------------------------------

Performance Summary                                                June 30, 2001
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Average Annual Total Returns**
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Scudder Short-Term Bond Fund       6-Month   1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class S                              3.60%    8.80%     5.07%    5.32%     5.57%
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Salomon Brothers Inc. Treasury/
Government Sponsored Corporate
Index (1-3 years)+                   4.35%    9.61%     6.37%    6.51%     6.45%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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Net Asset Value and Distribution Information (six months ended 6/30/2001)
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                                                       Class AARP      Class S
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Net Asset Value:                                       $   10.63     $   10.62
6/30/01
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12/31/00                                               $   10.56     $   10.56
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Distribution Information:
Six Months:
  Income Dividends                                     $    0.31     $    0.31
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  Capital Gains Distributions                          $      --     $      --
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June Income Dividend                                   $    0.05     $    0.05
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SEC 30-day Yield*                                           4.72%         4.75%
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Current Annualized Distribution Rate*                       5.64%         5.65%
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*    Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended June 30, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.

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Class S Lipper Rankings**
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                                                         Number of
Period                                                    Funds      Percentile
                                           Rank          Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      60      of      108          56
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3-Year                                      85      of      99           85
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5-Year                                      68      of      76           89
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10-Year                                     15      of      15           100
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Rankings/ratings are historical and do not guarantee future results. Rankings are for the "S" class, ranking for share classes may vary.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
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THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                              Salomon Brothers Inc. Treasury/
                  Scudder Short-Term          Government Sponsored Corporate
                 Bond Fund -- Class S                Index (1-3 years)+

        '91             10000                               10000
        '92             10998                               11052
        '93             11927                               11797
        '94             11997                               11998
        '95             12617                               12920
        '96             13262                               13641
        '97             14080                               14542
        '98             14819                               15536
        '99             15283                               16339
        '00             15802                               17060
        '01             17193                               18700


Yearly periods ended June 30
--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

--------------------------------------------------------------------------------
Comparative Results**
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                                             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Scudder Short-Term Bond Growth of $10,000    $10,880  $11,599   $12,964  $17,193
Fund -- Class S         --------------------------------------------------------
                        Average annual
                        total return          8.80%    5.07%     5.32%    5.57%
--------------------------------------------------------------------------------
Salomon Brothers Inc.   Growth of $10,000    $10,961  $12,036   $13,709  $18,700
Treasury/Government     --------------------------------------------------------
Sponsored Corporate     Average annual
Index (1-3 years)+      total return          9.61%    6.37%     6.51%    6.45%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.

+ Salomon Brothers Inc. Treasury/Government Sponsored Corporate Index (1-3 years) is composed of Treasury, Government Sponsored Agency and Corporate securities with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. If the Advisor had not reimbursed the Fund for losses incurred with certain portfolio transactions and had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder Short-Term Bond Fund: A Team Approach to Investing

Scudder Short-Term Bond Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Robert S. Cessine joined the fund team in 1998 and sets the fund's investment strategy. Mr. Cessine joined the Advisor in 1993 and has over 17 years of investment and financial services industry experience.

Portfolio Manager Richard Scargill joined the Advisor in 1990 and the fund team in 1999. Mr. Scargill has over 11 years of experience in the investment industry.

In the following interview, Lead Portfolio Manager Robert Cessine discusses Scudder Short-Term Bond Fund's strategy and the market environment during the six-month period ended June 30, 2001.

Q: The shifting economic environment has provided an interesting backdrop for the bond market during the last six months. What is your take on the performance of the U.S. economy?

Portfolio Manager: The economy has been in the doldrums throughout 2001, as the powerful growth of late 1999 and early 2000 has abruptly reversed course. Industrial production has declined, unemployment has risen, and corporate earnings have weakened considerably. Key factors behind the downturn include rising oil prices, the Fed's decision to boost short-term interest rates early in 2000, and an unsustainable boom in spending on technology products that has since reversed (leaving the tech sector awash in inventory). The lone bright spot has been consumer spending, which has helped to keep the economy afloat even as the pace of layoffs has accelerated. (Consumption is two-thirds of the economy, and sets the pace for all gross domestic product, or GDP.) The housing market has also been strong, as low interest rates have attracted buyers.

Although the first half of 2001 has brought one of the worst periods for the economy since the early 1990s, market participants have remained relatively optimistic regarding its prospects. The reason for the relatively high level of confidence is two-fold. First, the Federal Reserve has been exceptionally aggressive in cutting short-term interest rates. As of mid-July, the Federal Funds rate stood at 3.75%, compared to 6.50% at the beginning of the year. This stands as one of the sharpest drops in history. Since economic activity generally picks up anywhere from six to twelve months after rate cuts begin, investors have been encouraged that the downturn will be short-lived. The second key factor is the tax cut package that was passed in April, which will deliver $40 billion worth of rebate checks to consumers in addition to lowering income tax rates in the second half of the year. As a result of these actions, market participants are anticipating a rebound and are watching economic data closely for signs of a recovery. Although the numbers have not yet provided any hard evidence that the economy has indeed begun to improve, the consensus view is that an acceleration of growth is highly likely due to the stimulus that should be provided by lower interest rates and reduced taxes.

Q: How has this affected the performance of the various subsectors of the bond market?

Portfolio Manager: Looking at Treasuries first, the most notable event of the first half of the year was the steepening of the yield curve. The "yield curve" is a graph (see page 8) showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The resulting curve shows the relationship between short-, intermediate-, and long-term interest rates. In the chart, the long dash line shows where rates stood on the final business day of 2000. The fact that short-term yields were high while longer-term yields were low (an "inversion" of the yield curve) indicated that while the short-term rates set by the Fed were still high, the market had begun to anticipate slower growth and lower rates in the future. (Yields tend to reflect expectations for the future, rather than the present). During the first half of 2001, the Fed's sharp rate cuts allowed the "short end" of the yield curve to fall (as prices rose). At the same time, expectations for a rebound in growth led to an increase in

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Treasury Yield Curve: Recent History
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THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

    Yearly Periods    6/30/00       12/29/00     6/30/01

              1         6.05          5.360         3.63
              2         6.36          5.1           4.24
              5         6.19          4.97          4.95
             10         6.03          5.11          5.41
             30         5.9           5.46          5.76

--------------------------------------------------------------------------------
Source: Zurich Scudder Investments, Inc.


longer-term yields. As a result, the two-year note posted a total return of 3.63% in the first half of the year, while the ten-year note returned -0.50%.

Outside of the Treasury area, corporate bonds generally produced strong performance despite slower earnings and rising default rates. The strongest gains occurred among lower quality issues, while higher grade bonds tended to lag. Corporates were boosted by the fact that their relative value had become extremely attractive by December of 2000, attracting buyers early in the year. In addition, sentiment in the corporate market has been boosted by a strong uptick in issuance and hopes that the economy will rebound in the second half of the year. Mortgage-backed issues also performed well relative to Treasuries, but not nearly as well as corporates.

Q: How did the fund perform in this environment?

Portfolio Manager: During the six-month period ended June 30, 2001, the fund's Class S and Class AARP shares returned 3.60% and 3.61%, respectively, which were behind the 4.35% return of the fund's benchmark, the

Salomon Treasury/Government Sponsored 1-3 Year Index. The fund also trailed the 3.97% average return of funds in the Lipper Short Investment Grade Debt Funds category. The primary reason for the fund's underperformance within its peer group was its focus on quality. The fund's investment policies allow it to invest only 35% of net assets in securities rated A or below. We invested as much as we could in this area, but this position was still smaller than it was for many funds in our peer group.

Although this positioning hurt performance during the first half of the year, we are comfortable holding a higher quality portfolio, as it helped us navigate through a period in which defaults were plentiful and many corporations encountered financial difficulties. In this way, we are encouraged by what we see as strong risk-adjusted performance, or in other words, the return of the fund in relation to the risk we took to achieve it. Additionally, we believe that our high quality bias will prove helpful in what could prove to be a more challenging second half of the year.

From a longer-term standpoint, we feel that our emphasis on quality will help improve the fund's performance in relation to its peer group over time, even though it may detract from returns at the times when lower quality issues are doing well (as was the case in the first half of this year).

Q: How is the fund positioned at present?

Portfolio Manager: As of the end of the period, the fund held 36% in corporate issues, with a focus on the energy, utility, and financial institution sectors. We continue to find the corporate sector attractive on a historical basis, and will look to add to this part of the fund as opportunity permits. 29% of the fund is held in mortgage-backed securities and agency notes, and 14% is held in asset-backed securities.^1 In both of these positions, our focus is on securities that can generate strong income for the fund without adding significantly to its overall risk. This differs slightly from our approach within the corporate sector, where we generally look for bonds that can provide income and appreciate in price. We also hold a small position in Treasuries, but we mainly use this position as "cash," or the part of the portfolio that helps facilitate transactions in other types of securities.

The fund's duration -- or interest rate sensitivity -- is currently 1.5 years, which is short for the fund. At the beginning of the period, its duration stood at 1.86 years. We reduced duration over the first half of the year on the basis that with the Fed drawing nearer to the end of its cycle, the environment for short-term bonds will become more challenging as the market begins to anticipate an economic recovery.

Q: How do you see the economy and the bond market performing in the second half of the year?

Portfolio Manager: We are preparing for an environment in which short-term rates are not likely to fall as quickly as they did during the first six months of the year. Given this view, we intend to remain focused on the corporate area, where the fact that yield spreads^2 are high by historical standards means that the sector may perform better in an environment of stable or rising short-term interest rates. We will also continue to look for opportunities in the


^1 Bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank Letter of Credit or by insurance coverage provided by an institution other than the issuer.

^2 The yield spread is the difference in yield between non-Treasury bonds, such as corporate bonds or mortgage backed securities, and Treasury bonds of comparable maturity. If yield spreads are "narrow," for example, it typically means that yields have been declining, and prices rising, compared with Treasury bonds of similar maturity. If yield spreads are "wide," it means that yields have been rising, and prices falling, in relation to the equivalent Treasury issue.

mortgage- and asset-backed areas, which will provide the fund with attractive yields, but which in our view won't add substantially to its risk. Overall, we believe that the current mix of securities in the portfolio will allow the fund to continue to provide shareholders with steady monthly income and relative share price stability.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary
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Diversification                                        6/30/01       12/31/00
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U.S. Treasury Obligations                                  7%            23%
Corporate Bonds                                           36%            22%
Asset-Backed Securities                                   14%            21%
Collateralized Mortgage Obligations                       23%            20%
Government National Mortgage Association                   5%             7%
U.S. Government Agency Pass-Thrus                          1%             4%
Foreign Bonds -- U.S.$ Denominated                         2%             3%
Cash Equivalents                                          12%            --%
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                                                         100%           100%
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Quality                                                6/30/01       12/31/00
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U.S. Government & Treasury Obligations                     34%            52%
AAA*                                                       28%            20%
AA                                                          7%             6%
A                                                          12%            14%
BBB                                                        18%             6%
Not Rated                                                   1%             2%
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                                                          100%           100%
--------------------------------------------------------------------------------


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Effective Maturity                                     6/30/01       12/31/00
--------------------------------------------------------------------------------
Under 1 year                                               21%             6%
1 < 5 years                                                75%            87%
5 < 8 years                                                 3%             5%
Greater than 8 years                                        1%             2%
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                                                          100%           100%
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*    Category includes cash equivalents.

Sector diversification are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of June 30, 2001 (Unaudited)
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                                                     Principal
                                                    Amount($)         Value ($)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cash Equivalents 12.4%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 4.062%*
  (Cost $143,947,604)                              143,947,604     143,947,604
--------------------------------------------------------------------------------

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U.S. Treasury Obligations 6.9%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 9.125%, 5/15/2009               14,400,000      16,069,536
U.S. Treasury Note:
  4.625%, 5/15/2006                                  8,800,000       8,679,000
  5.75%, 10/31/2002                                 29,800,000      30,452,024
  5.75%, 11/15/2005                                 24,630,000      25,226,292
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $80,379,245)                  80,426,852
--------------------------------------------------------------------------------

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Government National Mortgage Association 4.6%
--------------------------------------------------------------------------------
6% with various maturities to 6/15/2016              4,899,998       4,864,326
6.5% with various maturities to 4/15/2016            4,798,310       4,850,231
7% with various maturities to 1/15/2013              1,305,812       1,338,708
8% with various maturities to 8/15/2012              9,684,073      10,096,712
8.5% with various maturities to 8/15/2030           24,886,796      25,978,252
9.5% with various maturities to 11/15/2020              16,020          17,482
11.5%, 1/1/2029                                      5,857,028       6,654,873
--------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $53,308,363)   53,800,584
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Agency Pass-Thrus 0.7%
--------------------------------------------------------------------------------
Federal National Mortgage Association, 8%,
  7/1/2015 (Cost $7,531,721)                         7,471,019       7,789,358
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 23.6%
--------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.,
  Series 2001-CK3, Class A1, 5.26%, 2/15/2006       11,000,000      11,000,000
Federal Home Loan Mortgage Structured Pass-Thrus:
  Series T-15 A3, 5.94%, 12/25/2019                  5,000,000       5,056,708
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount($)         Value ($)
--------------------------------------------------------------------------------
  Series T-20 A2, 7.06%, 6/25/2016                  14,500,000      14,737,203
  Series T-23 A, 4.23%, 5/25/2030                   18,081,155      18,108,113
  Series T-22 A7, 4.239%, 1/15/2029                 27,041,306      27,049,756
Federal National Mortgage Association:
  Series 1998-44, 6%, 1/18/2014                      9,448,474       9,504,504
  Series 1999-51 PB, 6%, 7/25/2017                  17,613,356      17,822,427
  Series 1998-49 PE, 6%, 1/20/2019                   3,200,000       3,237,984
  Series G94-10 PD, 6.5%, 9/17/2009                  5,000,000       5,067,150
  Series 1999-51 LB, 6.5%, 3/25/2014                16,524,000      16,694,362
  Series 1994-54 LB, 6.5%, 4/25/2014                18,556,000      18,776,260
  Series 1998-44 J, 6.5%, 3/20/2023                  6,080,967       6,179,783
Federal Home Loan Mortgage:
  Series 2093 VA, 6%, 7/15/2004                      3,512,210       3,561,592
  Series 2131 BA, 6%, 11/15/2017                    20,188,352      20,459,481
  Series 2175 TC, 6%, 2/15/2017                      9,000,000       9,118,080
  Series 2066 PQ, 6.15%, 3/15/2021                   7,475,189       7,580,290
  Series 2198 PA, 6.75%, 8/15/2016                  14,948,988      15,191,909
  Series 2198, 7.375%, 5/15/2003                    20,000,000      20,990,600
Government National Mortgage Association:
  Series 1998-10 CE, 6.5%, 04/20/2022                5,300,381       5,389,798
  Series 1999-37F, 4.181%, 09/20/2024                9,288,115       9,276,505
Residential Funding Mortgage Security,
  Series 1992-J9, 7.729%, 4/28/2022                  4,062,284       4,047,050
Student Loan Marketing Association, Series
   2000-1 A2L, 4.564%, 1/25/2013                    22,800,000      22,825,465
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $267,474,461)      271,675,020
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Foreign Bonds -- U.S.$ Denominated 1.8%
--------------------------------------------------------------------------------
Province of Ontario, 7.375%, 1/27/2003              10,000,000      10,408,000
Province of Quebec, 7.5%, 7/15/2002                 10,600,000      10,918,424
--------------------------------------------------------------------------------
Total Foreign Bonds -- U.S.$ Denominated (Cost $20,778,652)         21,326,424
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount($)         Value ($)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Asset Backed 13.8%
--------------------------------------------------------------------------------
Capital Automobile Receivables Asset Trust:
  Series 1999-1 A2, 5.58%, 6/15/2002                 1,175,146       1,176,562
  Series 2000-2 A3, 6.46%, 1/15/2004                10,000,000      10,210,008
Daimler Chrysler Auto Trust:
  Series 2000-C A3, 6.82%, 9/6/2004                  6,100,000       6,286,265
  Series 2000-D A3, 6.66%, 1/8/2005                  3,900,000       4,017,201
First Security Auto Owner Trust, Series 2000-1
  A4, 7.4%, 10/17/2005                              12,500,000      13,115,846
Ford Credit Auto Owner Trust:
  5.86%, 10/15/2002                                 14,370,778      14,439,968
  Series 2000-C A4, 7.24%, 2/15/2004                 9,700,000       9,993,742
Toyota Auto Receivables Owner Trust, Series
  2000-C, A4, 7.21%, 4/15/2007                      13,350,000      13,992,582
--------------------------------------------------------------------------------
                                                                    73,232,174
--------------------------------------------------------------------------------

Credit Card Receivables 2.6%
--------------------------------------------------------------------------------
Discover Card Master Trust I:                        9,600,000       9,697,798
  Series 1996-4 A, 4.35%, 10/16/2013
  Series 2000-2 A, 4.16%, 9/18/2007                 20,000,000      20,056,104
--------------------------------------------------------------------------------
                                                                    29,753,902
--------------------------------------------------------------------------------

Home Equity Loans 2.9%
--------------------------------------------------------------------------------
Contimortgage Net Interest Margin Notes,             5,047,691         504,769
  Series 1997-3, 7.23%, 7/16/2028
Residential Asset Securities Corp., Series
  1999-KS3 AI3, 7.18%, 1/25/2025                    17,500,000      17,988,063
Residential Funding Mortgage Securities, Inc.,
  Series 2000-HI1 AI2, 7.58%, 9/25/2010             14,500,000      14,723,481
--------------------------------------------------------------------------------
                                                                    33,216,313
--------------------------------------------------------------------------------

Manufactured Housing Receivables 1.4%
--------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Series
  1999-HE3 A2, 6.995%, 8/25/2013                    10,148,068      10,171,446
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount($)         Value ($)
--------------------------------------------------------------------------------
Green Tree Financial Corp. Series 1996-5 B2,
  8.45%, 7/15/2027                                   9,832,276       5,976,180
--------------------------------------------------------------------------------
                                                                    16,147,626
--------------------------------------------------------------------------------

Miscellaneous 0.6%
--------------------------------------------------------------------------------
Coast-Plymouth Tax Lien Capital, LLC, Series         4,692,661       4,790,878
  1999-AA, 6.76%, 11/15/2004
EQCC Home Equity Loan Trust, Series 1996-4 A6,
  6.88%, 7/15/2004                                   2,862,676       2,904,695
--------------------------------------------------------------------------------
                                                                     7,695,573
--------------------------------------------------------------------------------
Total Asset Backed (Cost $164,798,345)                             160,045,588
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corporate Bonds 36.2%
--------------------------------------------------------------------------------
Consumer Discretionary 0.9%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 4.625%, 4/15/2003            10,600,000      10,588,128
--------------------------------------------------------------------------------

Consumer Staples 2.8%
--------------------------------------------------------------------------------
Coca-Cola Enterprises Inc., 8%, 1/4/2005            10,000,000      10,689,000
Kellogg Co., 5.5%, 4/1/2003                         12,180,000      12,183,167
Unilever Capital Corp., 6.75%, 11/1/2003             9,600,000       9,925,248
--------------------------------------------------------------------------------
                                                                    32,797,415
--------------------------------------------------------------------------------

Health 0.6%
--------------------------------------------------------------------------------
Pfizer, Inc., 5.625%, 2/1/2006                       6,750,000       6,771,195
--------------------------------------------------------------------------------

Communications 1.9%
--------------------------------------------------------------------------------
Sprint Capital Corp., 5.875%, 5/1/2004              10,600,000      10,365,422
WorldCom, Inc., 6.5%, 5/15/2004                     12,000,000      12,019,200
--------------------------------------------------------------------------------
                                                                    22,384,622
--------------------------------------------------------------------------------

Financial 12.9%
--------------------------------------------------------------------------------
Associates Corp. of North America, 5.75%,            9,600,000       9,740,352
  11/1/2003
Capital One Bank, 6.875%, 2/1/2006                   7,775,000       7,606,749
Citigroup Inc., 5.75%, 5/10/2006                    12,000,000      11,883,600
EOP Operating LP, 7.375%, 11/15/2003                12,000,000      12,444,240
ERAC USA Finance Co., Series 144A, 6.375%,
  5/15/2003                                          7,775,000       7,833,546
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount($)         Value ($)
--------------------------------------------------------------------------------
Federal National Mortgage Association:
  5.25%, 6/15/2006                                   8,150,000       8,032,803
  6.75%, 8/15/2002                                   2,000,000       2,055,940
  7%, 7/15/2005                                     10,425,000      11,014,638
Ford Motor Credit Co., 7.6%, 8/1/2005               10,600,000      11,124,912
General Electric Capital Corp., 5.375%, 4/23/2004   10,600,000      10,659,996
Merrill Lynch & Co., Series B, 5.35%, 6/15/2004     11,000,000      10,962,160
National Rural Utilities Cooperative Finance
  Corp., 6%, 5/15/2006                              12,000,000      11,965,560
NiSource Finance Corp., 7.5%, 11/15/2003            11,635,000      12,069,451
Qwest Corp., 7.625%, 6/9/2003                       12,000,000      12,420,240
Transamerica Finance Corp., 7.25%, 8/15/2002        10,000,000      10,215,700
--------------------------------------------------------------------------------
                                                                   150,029,887
--------------------------------------------------------------------------------

Media 3.6%
--------------------------------------------------------------------------------
Cox Communications, Inc., 7.5%, 8/15/2004            10,600,00      10,978,314
TCI Communications Inc., 6.375%, 5/1/2003            9,850,000      10,012,624
Time Warner, Inc., 7.75%, 6/15/2005                 10,000,000      10,622,900
Viacom, Inc., 7.75%, 6/1/2005                        9,625,000      10,187,485
--------------------------------------------------------------------------------
                                                                    41,801,323
--------------------------------------------------------------------------------

Durables 2.6%
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.38%, 1/30/2004   14,400,000      14,639,184
Martin Marietta Corp., 6.5%, 4/15/2003              15,000,000      15,284,250
--------------------------------------------------------------------------------
                                                                    29,923,434
--------------------------------------------------------------------------------

Manufacturing 2.0%
--------------------------------------------------------------------------------
Dow Chemical, 7%, 8/15/2005                          9,600,000      10,029,888
International Paper Co., 8%, 7/8/2003               12,100,000      12,662,650
--------------------------------------------------------------------------------
                                                                    22,692,538
--------------------------------------------------------------------------------

Technology 1.0%
--------------------------------------------------------------------------------
International Business Machines Corp., 7.25%,
  11/1/2002                                         11,500,000      11,874,555
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount($)         Value ($)
--------------------------------------------------------------------------------
Energy 3.6%
--------------------------------------------------------------------------------
Atlantic Richfield Co., 5.55%, 4/15/2003            10,600,000      10,762,180
Occidental Petroleum Corp., 6.75%, 11/15/2002        6,225,000       6,353,484
Phillips Petroleum, 8.5%, 5/25/2005                 11,100,000      12,030,735
Progress Energy, Inc., 6.55%, 3/1/2004              11,600,000      11,823,648
--------------------------------------------------------------------------------
                                                                    40,970,047
--------------------------------------------------------------------------------

Utilities 4.3%
--------------------------------------------------------------------------------
American Electric Power Company, Inc., 5.5%,         7,000,000       6,987,610
  5/15/2003
DTE Energy Co., 6%, 6/1/2004                        12,000,000      12,045,960
DTE Energy Co., 6.45%, 6/1/2006                      5,000,000       5,031,850
KeySpan Corp., 7.25%, 11/15/2005                     9,600,000      10,032,576
KeySpan Corp., 6.15%, 6/1/2006                       5,000,000       5,004,750
Public Service Electric Gas and Co., 7.19%,
  9/6/2002                                          10,100,000      10,363,307
--------------------------------------------------------------------------------
                                                                    49,466,053
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $415,683,897)                          419,299,197
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,153,902,288) (a)   1,158,310,627
--------------------------------------------------------------------------------

* Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $1,154,816,746. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $3,493,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,177,621 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,683,740.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. All separate investments in Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,153,902,288)       $ 1,158,310,627
--------------------------------------------------------------------------------
Cash                                                                    297,925
--------------------------------------------------------------------------------
Receivable for investments sold                                      12,547,731
--------------------------------------------------------------------------------
Interest receivable                                                   9,713,584
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       6,010,108
--------------------------------------------------------------------------------
Total assets                                                      1,186,879,975
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    43,038,666
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      3,417,812
--------------------------------------------------------------------------------
Accrued management fee                                                  376,040
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     548,053
--------------------------------------------------------------------------------
Total liabilities                                                    47,380,571
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,139,499,404
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:                                                  192,337
Undistributed net investment income
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             4,408,339
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (182,483,067)
--------------------------------------------------------------------------------
Paid-in capital                                                   1,317,381,795
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,139,499,404
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($347,357,428 / 32,688,327 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $         10.63
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share
($634,810,432 / 59,753,756 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $         10.62
--------------------------------------------------------------------------------

Class A

Net Asset Value and redemption price per share
($121,177,754 / 11,407,471 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $         10.62
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 97.25 of $10.62)         $         10.92
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($29,502,703 / 2,777,855 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                            $         10.62
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($6,651,087 / 626,248 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                            $         10.62
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Operations for the six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Interest                                                         $    29,861,464
--------------------------------------------------------------------------------
Dividends                                                                740,339
--------------------------------------------------------------------------------
Total Income                                                          30,601,803
--------------------------------------------------------------------------------
Expenses:
Management fee                                                         2,226,646
--------------------------------------------------------------------------------
Administrative fee                                                     1,477,083
--------------------------------------------------------------------------------
Distribution services fees                                                 4,487
--------------------------------------------------------------------------------
Administrative services fee                                                6,469
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               10,943
--------------------------------------------------------------------------------
Other                                                                      9,869
--------------------------------------------------------------------------------
Total expenses                                                         3,735,497
--------------------------------------------------------------------------------
Net investment income                                                 26,866,306
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                              5,934,087
--------------------------------------------------------------------------------
Net realized appreciation (depreciation) during the period on
investments                                                              999,972
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             6,934,059
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $    33,800,365
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                 Six Months Ended    Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
--------------------------------------------------------------------------------
Operations:
Net investment income                          $    26,866,306  $    50,117,905
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         5,934,087       (8,413,484)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period              999,972       20,814,679
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     33,800,365       62,519,100
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                       (10,023,575)      (8,432,554)
--------------------------------------------------------------------------------
  Class S                                          (18,506,250)     (41,614,715)
--------------------------------------------------------------------------------
Fund share transactions:                           288,991,449      289,000,030
Proceeds from shares sold
--------------------------------------------------------------------------------
Proceeds from shares issued in tax-free            156,367,560      355,907,243
reorganization
--------------------------------------------------------------------------------
Reinvestment of distributions                       21,655,532       37,890,576
--------------------------------------------------------------------------------
Cost of shares redeemed                           (324,176,373)    (478,060,495)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund    142,838,168      204,737,354
share transactions
--------------------------------------------------------------------------------
Increase (decrease) in net assets                  148,108,708      217,209,185
--------------------------------------------------------------------------------
Net assets at beginning of period                  991,390,696      774,181,511
--------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of
$192,337 and $1,855,856, respectively)         $ 1,139,499,404  $   991,390,696
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP

--------------------------------------------------------------------------------
                                                              2001^a^e    2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.56    $10.38
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^c                                       .29       .26
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                  .09       .18
--------------------------------------------------------------------------------
  Total from investment operations                              .38       .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.31)     (.26)
--------------------------------------------------------------------------------
Net asset value, end of period                               $10.63    $10.56
--------------------------------------------------------------------------------
Total Return (%)                                               3.61**    4.27**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          347       346
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           .75*      .73^d*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             5.43*     6.32*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      93*      167
--------------------------------------------------------------------------------

^a   For the six months ended June 30, 2001 (Unaudited).

^b For the period from August 14, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

^c   Based on average shares outstanding during the period.

^d The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction is .76%.

^e As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets from 5.70% to 5.43%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

*    Annualized

**   Not annualized

Class S

------------------------------------------------------------------------------------
Years Ended December 31,         2001^a^f   2000      1999     1998    1997    1996
------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------
Net asset value, beginning
of period                       $10.56   $10.44    $10.87   $11.04   $11.05 $11.35
------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b          .29      .64       .60      .66      .73    .74
------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                     .08      .11      (.44)    (.19)    (.07)  (.32)
------------------------------------------------------------------------------------
  Total from investment
  operations                       .37      .75       .16      .47      .66    .42
------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.31)    (.63)     (.59)    (.64)    (.67)  (.72)
------------------------------------------------------------------------------------
Net asset value, end of period  $10.62   $10.56    $10.44   $10.87   $11.04 $11.05
------------------------------------------------------------------------------------
Total Return (%)                  3.60**   7.49^d    1.57^d   4.34^c   6.17   3.86
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period          635      646       774      992    1,166  1,468
($ millions)
------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             .75*     .90^e     .87      .86      .86    .80
------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)             .75*     .84^e     .85      .86      .86    .80
------------------------------------------------------------------------------------
Ratio of net investment
income (%)                        5.43*    6.10      5.60     6.07     6.64   6.66
------------------------------------------------------------------------------------
Portfolio turnover rate (%)         93*     167       256       95       39     62
------------------------------------------------------------------------------------

^a   For the six months ended June 30, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c If the Advisor had not reimbursed the Fund $12,808,543 for losses incurred with certain portfolio transactions, the total return for the year ended December 31, 1998 would have been lower.

^d   Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .88% and .82%, respectively (see Notes to Financial Statements).

^f As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets from 5.70% to 5.43%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

*    Annualized ** Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Short-Term Bond Fund (the "Fund") is a diversified series of Scudder Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers five classes of shares. On June 25, 2001 the Fund commenced offering additional shares: Class A, Class B and Class C. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales chargtes. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as distribution services, administrative services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. In addition, from November 1, 2000 through December 31, 2000, the Fund incurred approximately $1,275,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2001.

At December 31, 2000, the Fund had a net tax basis capital loss carryforward of approximately $178,482,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until December 31, 2001 ($542,000), December 31, 2002 ($27,442,000), December 31, 2003
($60,464,000), December 31, 2004 ($27,917,000), December 31, 2005 ($18,998,000),
December 31, 2006 ($6,027,000), December 31, 2007 ($21,347,000) and December 31,
2008 ($15,745,000), the respective expiration dates.

In addition, the Fund inherited approximately $8,313,000 of capital losses from its merger (Note F) with AARP High Quality Short-Term Bond Fund, which can be used to offset gains in future years, or until December 31, 2004 ($1,182,000), December 31, 2006 ($111,000), and December 31, 2007 ($7,020,000), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code. The Fund also inherited approximately $13,290,153 of capital losses from its merger (Note F) with Kemper Short-Term U.S. Government Fund, which can be used to offset gains in future years, or until December 31, 2001 ($782,723), December 31, 2002 ($6,308,109), and December 31, 2003
($1,622,735), December 31, 2005 ($129,238), December 31, 2006 ($603,032),
December 31, 2007 ($3,775,655) and December 31, 2008 ($68,661), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of the Fund is declared and distributed to shareholders monthly. Prior to May 29, 2001, net investment income was declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are accreted/amortized for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $366,708,895 and $402,143,564, respectively. Purchases and sales of U.S. government obligations aggregated $78,144,053 and $141,151,606, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first $1,500,000,000 of the Fund's average daily net assets, 0.425% of the next $500,000,000 of such net assets, 0.40% of the next $1,000,000,000 of such net assets, 0.385% of the next $1,000,000,000 of such net assets, 0.37% of the next $1,000,000,000 of such net assets, 0.355% of the next $1,000,000,000 of such net assets and 0.34% of such net assets in excess of $6,000,000,000, computed and accrued daily and payable monthly.

For the six months ended June 30, 2001, the amount imposed pursuant to the Management Agreement aggregated $2,226,646. The management fee imposed is equivalent to an annual effective rate of 0.45% of the Fund's average daily net assets for the six months ended June 30, 2001.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.30% for Class AARP, 0.30% for Class S, 0.325% for Class A, 0.375% for Class B and 0.350% for Class C, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, both are subsidiaries of ZSI, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers not affiliated with ZSI provide certain services (i.e. custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended June 30, 2001, the Administrative Agreement expense charged to the Fund is as follows:

                                                       Total        Unpaid at
Administrative Fee                                  Aggregated    June 30, 2001
--------------------------------------------------------------------------------
Class AARP                                       $    512,835     $     85,734
--------------------------------------------------------------------------------
Class S                                               955,576          157,833
--------------------------------------------------------------------------------
Class A                                                 6,459            6,459
--------------------------------------------------------------------------------
Class B                                                 1,818            1,818
--------------------------------------------------------------------------------
Class C                                                   395              395
--------------------------------------------------------------------------------
                                                 $  1,477,083     $    252,239
--------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 24, 2001 (commencement of sales) through June 30, 2001, the Distribution Fee was as follows:

                                                       Total         Unpaid at
 Distribution Fee                                    Aggregated    June 30, 2001
--------------------------------------------------------------------------------
Class B                                          $      3,640     $      3,640
--------------------------------------------------------------------------------
Class C                                                   847              847
--------------------------------------------------------------------------------
                                                 $      4,487     $      4,487
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for classes A, B and C. There were no underwriting commissions paid in connection with the distribution of Class A shares for the period June 24, 2001 (commencement of sales) through June 30, 2001.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 24, 2001 (commencement of sales) through June 30, 2001, there was no CDSC for Classes B and C.

Administrative Services Fees. SDI provides information and administrative services to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the period ended June 30, 2001, the Administrative Services Fee was as follows:

                                                     Total          Unpaid at
Administrative Services Fee                       Aggregated       June 30, 2001
--------------------------------------------------------------------------------
Class A                                          $      4,974     $      4,974
--------------------------------------------------------------------------------
Class B                                                 1,213            1,213
--------------------------------------------------------------------------------
Class C                                                   282              282
--------------------------------------------------------------------------------
                                                 $      6,469     $      6,469
--------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended June 30, 2001, Trustees' fees and expenses aggregated $10,943.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended June 30, 2001, totaled $740,339 and are reflected as dividend income on the statement of operations.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%.

The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

E. Reorganization

ZSI initiated a program to reorganize and combine its two funds families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

F. Acquisition of Assets

On June 22, 2001, the Fund acquired all the net assets of Kemper Short-Term U.S. Government Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 11,251,941 Class A shares, 2,771,807 Class B shares and 630,610 Class C shares of the Fund, respectively, for 14,752,790 Class A shares, 3,615,548 Class B shares and 822,166 Class C shares of the of Kemper Short-Term U.S. Government Fund, respectively, outstanding on June 22, 2001. Kemper Short-Term U.S. Government Fund's net assets at that date ($156,367,560), including $2,366,963 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $987,235,123. The combined net assets of the Fund immediately following the acquisition were $1,143,602,683.

On August 11, 2000, the Fund acquired all the net assets of AARP High Quality Short-Term Bond Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 34,287,722 Class AARP shares of the Fund for 22,780,935 shares of AARP High Quality Short-Term Bond Fund outstanding on August 11, 2000. AARP High Quality Short-Term Bond Fund's net assets at that date ($355,907,243), including $2,654,203 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $662,131,507. The combined net assets of the Fund immediately following the acquisition were $1,018,038,750.

G. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class AARP          1,273,747    $ 13,608,758         582,570*     $ 6,138,083*
--------------------------------------------------------------------------------
Class S            22,354,250     238,111,092      27,192,667      282,861,947
--------------------------------------------------------------------------------
Class A**           2,193,461      23,395,928              --               --
--------------------------------------------------------------------------------
Class B**           1,144,446      12,210,686              --               --
--------------------------------------------------------------------------------
Class C**             156,069       1,664,985              --               --
--------------------------------------------------------------------------------
                                 $288,991,449                     $289,000,030
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class AARP                 --    $         --      34,287,722     $355,907,243
--------------------------------------------------------------------------------
Class S                    --              --              --               --
--------------------------------------------------------------------------------
Class A**          11,251,941     120,062,903
--------------------------------------------------------------------------------
Class B**           2,771,807      29,576,177
--------------------------------------------------------------------------------
Class C**             630,610       6,728,480
--------------------------------------------------------------------------------
                                 $156,367,560                     $355,907,243
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP            666,732    $  7,099,580         566,201*     $ 5,922,950*
--------------------------------------------------------------------------------
Class S             1,367,390      14,555,952       3,071,320       31,967,626
--------------------------------------------------------------------------------
Class A**                  --              --              --               --
--------------------------------------------------------------------------------
Class B**                  --              --              --               --
--------------------------------------------------------------------------------
Class C**                  --              --              --               --
--------------------------------------------------------------------------------
                                 $ 21,655,532                     $ 37,890,576
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (1,987,284)   $(21,214,653)     (2,701,361)*   $(28,254,085)*
--------------------------------------------------------------------------------
Class S           (25,110,870)   (267,370,193)    (43,251,249)    (449,806,410)
--------------------------------------------------------------------------------
Class A            (2,037,931)    (21,735,050)             --               --
--------------------------------------------------------------------------------
Class B**          (1,138,398)    (12,146,428)             --               --
--------------------------------------------------------------------------------
Class C**            (160,431)     (1,710,049)             --               --
--------------------------------------------------------------------------------
                                $(324,176,373)                   $(478,060,495)
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            (46,805)    $  (506,315)     32,735,132*    $339,714,191*
--------------------------------------------------------------------------------
Class S            (1,389,230)    (14,703,149)    (12,987,262)    (134,976,837)
--------------------------------------------------------------------------------
Class A**          11,407,471     121,723,781              --               --
--------------------------------------------------------------------------------
Class B**           2,777,855      29,640,435              --               --
--------------------------------------------------------------------------------
Class C**             626,248       6,683,416              --               --
--------------------------------------------------------------------------------
                                 $142,838,168                     $204,737,354
--------------------------------------------------------------------------------

* For the period from August 14, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

** For the period from June 25, 2001 (commencement of sales of Classes A, B and C shares) to June 30, 2001.

H. Change In Accounting Principle


As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $169,744 reduction in cost of securities and a corresponding $169,744 increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001.

The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by $1,300,054, increase unrealized appreciation by $428,255, and increase net realized gains by $871,799. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and Economic
   Counsellor, The Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner, The
   Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director, First Light
   Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Robert S. Cessine*
   Vice President

John E. Dugenske*
   Vice President

William F. Glavin*
   Vice President

James E. Masur*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Funds
--------------------------------------------------------------------------------

Core                                        Income
   Scudder Balanced Fund                       Scudder GNMA Fund
   Scudder Growth and Income Fund              Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                  Scudder Income Fund
   Scudder Select 500 Fund                     Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                            Tax-Free Income
Growth                                         Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund            Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                 Scudder Managed Municipal Bonds
   Scudder Development Fund                    Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund           Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund             Scudder New York Tax-Free Income Fund*

Value                                       Money Market
   Scudder Dividend & Growth Fund              Scudder Cash Investment Trust
   Scudder Large Company Value Fund            Scudder Money Market Series:
   Scudder Small Company Value Fund*             Prime Reserve Shares
                                                 Premium Shares
Sector                                           Managed Shares
   Scudder Gold Fund                           Scudder Tax-Free Money Fund
   Scudder Health Care Fund                    Scudder U.S. Treasury Money Fund
   Scudder Technology Innovation Fund

Asset Allocation
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International
   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

--------------------------------------------------------------------------------

*    Class S shares only

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs                   Education Accounts
   Traditional IRA                       Education IRA
   Roth IRA                              UGMA/UTMA
   SEP-IRA                               IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities


--------------------------------------------------------------------------------
Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.           Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.              Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.               Scudder New Asia Fund, Inc.


--------------------------------------------------------------------------------


Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average"
                      -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.


--------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions
                      into the bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
--------------------------------------------------------------------------------
 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

                               SCUDDER
                               INVESTMENTS

                               Two International Place
                               Boston, MA 02110-4103









                               A member of [LOGO] Zurich Scudder Investments

                                                                       SCUDDER
                                                                     INVESTMENTS



      Scudder Short-Term
      Bond Fund




--------------------------------------------------------------------------------
                                         Classes A, B and C
--------------------------------------------------------------------------------


                                        Semiannual Report

                                        June 30, 2001




The fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital.

Contents
--------------------------------------------------------------------------------


   3    Performance Summary

   6    Portfolio Management Review

  13    Portfolio Summary

  14    Investment Portfolio

  20    Financial Statements

  24    Financial Highlights

  27    Notes to Financial Statements

  36    Officers and Trustees

  37    Investment Products and Services

  39    Account Management Resources



Scudder Short-Term Bond Fund                     Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SZBAX          810902-270
--------------------------------------------------------------------------------
Class B                                              SZBBX          810902-288
--------------------------------------------------------------------------------
Class C                                              SZBCX          810902-296
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                June 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charges)*
--------------------------------------------------------------------------------
Scudder Short-Term Bond Fund          6-Month   1-Year   3-Year  5-Year  10-Year
--------------------------------------------------------------------------------
Class A                                 3.45%    8.50%   4.78%    5.03%    5.28%
--------------------------------------------------------------------------------
Class B                                 3.04%    7.64%   3.94%    4.20%    4.44%
--------------------------------------------------------------------------------
Class C                                 3.05%    7.66%   3.97%    4.22%    4.46%
--------------------------------------------------------------------------------
Salomon Brothers Inc. Treasury/
Government Sponsored Corporate Index
(1-3 years)+                            4.35%    9.61%   6.37%    6.51%    6.45%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value
--------------------------------------------------------------------------------

                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
6/30/01                                 $   10.62      $   10.62     $   10.62
--------------------------------------------------------------------------------
Commencement of sales (6/25/01)         $   10.67      $   10.67     $   10.67
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Class S Lipper Rankings**
--------------------------------------------------------------------------------
                                                        Number of
                                                           Funds     Percentile
Period                                   Rank            Tracked    Ranking (%)
--------------------------------------------------------------------------------
1-Year                                      60      of      108          56
--------------------------------------------------------------------------------
3-Year                                      85      of      99           85
--------------------------------------------------------------------------------
5-Year                                      68      of      76           89
--------------------------------------------------------------------------------
10-Year                                     15      of      15           100
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for the "S" class, rankings for share classes may vary.

Source: Lipper, Inc.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Short-Term Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment (Adjusted for Sales Charge)*
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

   Scudder Short-Term Bond Fund --     Salomon Brothers Inc. Treasury/Government
             Class A (a)                Sponsored Corporate Index (1-3 years)+

            '91     9725                            10000
            '92    10666                            11052
            '93    11536                            11797
            '94    11571                            11998
            '95    12136                            12920
            '96    12722                            13641
            '97    13469                            14542
            '98    14137                            15536
            '99    14539                            16339
            '00    14992                            17060
            '01    16262                            18700

                               Years ended June 30

--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

--------------------------------------------------------------------------------
 Comparative Results Adjusted for Sales Charges*
--------------------------------------------------------------------------------
                                             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Scudder Short-Term Bond       Growth of
Fund -- Class A (a)           $10,000       $10,552  $11,187   $12,431  $16,262
                              --------------------------------------------------
                              Average
                              annual
                              total return    5.52%    3.81%     4.45%    4.98%
--------------------------------------------------------------------------------
Scudder Short-Term Bond       Growth of
Fund -- Class B (a)           $10,000       $10,464  $11,030   $12,181  $15,435
                              --------------------------------------------------
                              Average
                              annual
                              total return    4.64%    3.32%     4.03%    4.44%
--------------------------------------------------------------------------------
Scudder Short-Term Bond       Growth of
Fund -- Class C (a)           $10,000       $10,766  $11,239   $12,297  $15,474
                              --------------------------------------------------
                              Average
                              annual
                              total return    7.66%    3.97%     4.22%    4.46%
--------------------------------------------------------------------------------
Salomon Brothers Inc.         Growth of
Treasury/ Government          $10,000       $10,961  $12,036   $13,079  $18,700
Sponsored Corporate Index     --------------------------------------------------
(1-3 years)+                  Average
                              annual
                              total return    9.61%    6.37%     6.51%    6.45%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

(a) On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Short-Term Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 2.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

+ Salomon Brothers Inc. Treasury/Government Sponsored Corporate Index (1-3 years) is composed of Treasury, Government Sponsored Agency and Corporate securities with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. If the Advisor had not reimbursed the Fund for losses incurred with certain porfolio transactions and had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Short-Term Bond Fund: A Team Approach to Investing

                     Scudder Short-Term Bond Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

                     Lead Portfolio Manager Robert S. Cessine joined the team in 1998 and sets the fund's investment strategy. Mr. Cessine joined the Advisor in 1993 and has over 17 years of investment and financial services industry experience.

                     Portfolio Manager Richard Scargill joined the Advisor in 1990 and the fund team in 1999. Mr. Scargill has over 11 years of experience in the investment industry.

We are pleased to present you with your first semiannual report for Scudder Short-Term Bond Fund. In the following Q&A, Lead Portfolio Manager Robert Cessine discusses the fund's investment strategy during the past six months.

Earlier this year, shareholders of the Kemper Short-Term U.S. Government Securities Fund approved a reorganization of their fund into Scudder Short-Term Bond Fund. As you saw in the material that was sent to you for the purpose of soliciting your vote on the transaction, Scudder Short-Term Bond Fund is very similar to Kemper Short-Term U.S. Government Securities Fund in that it focuses on high quality securities and has a relatively low duration (or interest sensitivity). However, Scudder Short-Term Bond Fund has the ability to buy higher-yielding securities -- such as corporate bonds -- which we believe will be an enhancement to the income and total return potential for former Kemper Short-Term U.S. Government Securities Fund shareholders. In addition, Scudder Short-Term Bond Fund offers a lower expense ratio. We believe that Scudder Short-Term Bond Fund is appropriate for income-oriented investors who are seeking relative stability of principal. If you have questions about your fund, please contact your financial advisor.

                     Q: The shifting economic environment has provided an interesting backdrop for the bond market during the last six months. What is your take on the performance of the U.S. economy?

                     Portfolio Manager: The economy has been in the doldrums throughout 2001, as the powerful growth of late 1999 and early 2000 has abruptly reversed course. Industrial production has declined, unemployment has risen, and corporate earnings have weakened considerably. Key factors behind the downturn include rising oil prices, the Fed's decision to boost short-term interest rates early in 2000, and an unsustainable boom in spending on technology products that has since reversed (leaving the tech sector awash in inventory). The lone bright spot has been consumer spending, which has helped to keep the economy afloat even as the pace of layoffs has accelerated. (Consumption is two-thirds of the economy, and sets the pace for all gross domestic product, or GDP). The

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 6/30/01
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


                                        Now  6 months ago 1 year ago 2 years ago
Inflation Rate (a)                      3.42       3.40      3.31      2.07
U.S. Unemployment Rate (b)               4.5        4.0       4.0      4.30
Federal Funds Rate (c)                  3.75       6.50      6.50       5.0
Gross Domestic Product (d)              1.32       2.81      5.22      3.89
Growth Rate of Personal Income (e)      5.44       7.31      7.14      4.56


--------------------------------------------------------------------------------

(a) The year-over-year percentage change in U.S. consumer prices.

(b) The percentage of adults out of work and looking for a job.

(c) The interest rate banks charge each other for overnight loans.

(d) Year-over-year percentage change in the output of goods and services; current figure is an estimate.

(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News; Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

                     housing market has also been strong, as low interest rates have attracted buyers.

                     Although the first half of 2001 has brought one of the worst periods for the economy since the early 1990s, market participants have remained relatively optimistic regarding its prospects. The reason for the relatively high level of confidence is two-fold. First, the Federal Reserve has been exceptionally aggressive in cutting short-term interest rates. As of mid-July, the Federal Funds rate stood at 3.75%, compared to 6.50% at the beginning of the year. This stands as one of the sharpest drops in history. Since economic activity generally picks up anywhere from six to twelve months after rate cuts begin, investors have been encouraged that the downturn will be short-lived. The second key factor is the tax cut package that was passed in April, which will deliver $40 billion worth of rebate checks to consumers in addition to lowering income tax rates in the second half of the year. As a result of these actions, market participants are anticipating a rebound and are watching economic data closely for signs of a recovery. Although the numbers have not yet provided any hard evidence that the economy has indeed begun to improve, the consensus view is that an acceleration of growth is highly likely due to the stimulus that should be provided by lower interest rates and reduced taxes.

                    Q: How has this affected the performance of the various subsectors of the bond market?

                    Portfolio Manager: Looking at Treasuries first, the most notable event of the first half of the year was the steepening of the yield curve. The "yield curve" is a graph (see page 12) showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The resulting curve shows the relationship between short-, intermediate-, and long-term interest rates. In this chart, the long dash line shows where rates stood on the final business day of 2000. The fact that short-term yields were high while longer-term yields were low (an "inversion" of the yield curve) indicated that while the short-term rates set by the Fed were still high, the market had begun to anticipate slower growth and lower rates in the future. (Yields tend to reflect expectations for the future, rather than the present). During the first half of 2001, the Fed's sharp rate cuts allowed the "short end" of the yield curve to fall (as prices rose). At the same time, expectations for a rebound in growth led to an increase in longer-term yields. As a result, the two-year note posted a total return of 3.63% in the first half of the year, while the ten-year note returned -0.50%. Outside of the Treasury area, corporate bonds generally produced strong performance despite slower earnings and rising default rates. The strongest gains occurred among lower quality

--------------------------------------------------------------------------------
 Treasury Yield Curve: Recent History
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:
                           6/30/00           12/29/00          6/30/01
              1 Y           6.05              5.360             3.63
              2 Y           6.36                5.1             4.24
              5 Yrs         6.19               4.97             4.95
             10 Yrs         6.03               5.11             5.41
             30 Yrs          5.9               5.46             5.76


--------------------------------------------------------------------------------
Source: Zurich Scudder Investments, Inc.

                     investment grade issues, while higher grade bonds tended to lag. Corporates were boosted by the fact that their relative value had become extremely attractive by December of 2000, attracting buyers early in the year. In addition, sentiment in the corporate market has been boosted by a strong uptick in issuance and hopes that the economy will rebound in the second half of the year. Mortgage-backed issues also performed well relative to Treasuries, but not nearly as well as corporates.

                     Q: How did the fund perform in this environment?

                     Portfolio Manager: During the six-month period ended June 30, 2001, Scudder Short-Term Bond Fund returned 3.45% (Class A shares unadjusted for sales charge)^1 which was behind the 4.35% return of the fund's benchmark, the Salomon Treasury/Government Sponsored 1-3 Year Index. The fund also trailed the 3.97% average return of funds in the Lipper Short Investment Grade Debt Funds category. The primary reason for the fund's underperformance was its focus on quality. The fund's

^1 Scudder Short-Term Bond Fund's Class A, B, and C Shares began operations on June 25, 2001. Prior to this date, the returns for Class A, B, and C shares are derived from the fund's historical performance of class S shares and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Performance of share classes may vary. Please refer to your prospectus.

                     investment policies allow it to invest only 35% of net assets in securities rated A or below and cannot purchase any junk bonds (BB and below). We invested as much as we could in this area, but this position was still smaller than it was for many funds in our peer group.

                     Although this positioning hurt performance during the first half of the year, we are comfortable holding a relatively higher quality portfolio, as it helped us navigate through a period in which defaults were plentiful and many corporations encountered financial difficulties. In this way, we are encouraged by what we see as strong risk-adjusted performance, or in other words, the return of the fund in relation to the risk we took to achieve it. From a longer-term standpoint, we feel that our emphasis on quality will help improve the fund's performance in relation to its peer group over time, even though it may detract from returns at the times when lower quality issues are doing well (as was the case in the first half of this year).

                     Q: How is the fund positioned at present?

                     Portfolio Manager: As of the end of the period, the fund held 36% in corporate issues, with a focus on the energy, utility, and financial institution sectors. We continue to find the corporate sector attractive on a historical basis, and will look to add to this part of the fund as opportunity permits. 29% of the fund is held in mortgage-backed securities and agency notes, and 14% is held in asset-backed securities.^2 In both of these positions, our focus is on securities. That can generate strong income for the fund without adding significantly to its overall risk. This differs slightly from our approach within the corporate sector, where we generally look for bonds that

^2 Bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank Letter of Credit or by insurance coverage provided by an institution other than the issuer.

                     can provide income and appreciate in price. We also hold a small position in Treasuries, but we mainly use this position as "cash," or the part of the portfolio that helps facilitate transactions in other types of securities.

                     The fund's duration -- or interest rate sensitivity -- is currently 1.5 years, which is short for the fund. At the beginning of the period, its duration stood at 1.86 years. We reduced duration over the first half of the year on the basis that with the Fed drawing nearer to the end of its cycle, the environment for short-term bonds will become more challenging as the market begins to anticipate an economic recovery.

                     Q: How do you see the economy and the bond market performing in the second half of the year?

                     Portfolio Manager: We are preparing for an environment in which short-term rates are not likely to fall as quickly as they did during the first six months of the year. Given this view, we intend to remain focused on the corporate area, where the fact that yield spreads^3 are high by historical standards means that the sector may perform better in an environment of stable or rising short-term interest rates. We will also continue to look for opportunities in the mortgage- and asset-backed areas, which will provide the fund with attractive yields, but which in our view won't add substantially to its risk. Overall, we believe that the current mix of securities in the portfolio will allow the fund to continue to provide shareholders with steady monthly income and relative share price stability.

^3 The yield spread is the difference in yield between non-Treasury bonds, such as corporate bonds or mortgage backed securities, and Treasury bonds of comparable maturity. If yield spreads are "narrow," for example, it typically means that yields have been declining, and prices rising, compared with Treasury bonds of similar maturity. If yield spreads are "wide," it means that yields have been rising, and prices falling, in relation to the equivalent Treasury issue.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  June 30, 2001
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 Diversification                                        6/30/01       12/31/00
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                    7%            23%
Corporate Bonds                                             36%            22%
Asset-Backed Securities                                     14%            21%
Collateralized Mortgage Obligations                         23%            20%
Government National Mortgage Association                     5%             7%
U.S. Government Agency Pass-Thrus                            1%             4%
Foreign Bonds -- U.S.$ Denominated                           2%             3%
Cash Equivalents                                            12%            --%
--------------------------------------------------------------------------------
                                                           100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Quality                                                6/30/01       12/31/00
--------------------------------------------------------------------------------
U.S. Government & Treasury Obligations                      34%            52%
AAA*                                                        28%            20%
AA                                                           7%             6%
A                                                           12%            14%
BBB                                                         18%             6%
Not Rated                                                    1%             2%
--------------------------------------------------------------------------------
                                                           100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Effective Maturity                                     6/30/01       12/31/00
--------------------------------------------------------------------------------
Under 1 year                                                21%             6%
1 < 5 years                                                 75%            87%
5 < 8 years                                                  3%             5%
Greater than 8 years                                         1%             2%
--------------------------------------------------------------------------------
                                                           100%           100%
--------------------------------------------------------------------------------

*   Category includes cash equivalents.

Sector diversification are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------




                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 12.4%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 4.062%*
  (Cost $143,947,604)                              143,947,604     143,947,604
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. Treasury Obligations 6.9%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 9.125%, 5/15/2009               14,400,000      16,069,536
U.S. Treasury Note:
  4.625%, 5/15/2006                                  8,800,000       8,679,000
  5.75%, 10/31/2002                                 29,800,000      30,452,024
  5.75%, 11/15/2005                                 24,630,000      25,226,292
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $80,379,245)                  80,426,852
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Government National Mortgage Association 4.6%
--------------------------------------------------------------------------------
6% with various maturities to 6/15/2016              4,899,998       4,864,326
6.5% with various maturities to 4/15/2016            4,798,310       4,850,231
7% with various maturities to 1/15/2013              1,305,812       1,338,708
8% with various maturities to 8/15/2012              9,684,073      10,096,712
8.5% with various maturities to 8/15/2030           24,886,796      25,978,252
9.5% with various maturities to 11/15/2020              16,020          17,482
11.5%, 1/1/2029                                      5,857,028       6,654,873
--------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $53,308,363)   53,800,584
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. Government Agency Pass-Thrus 0.7%
--------------------------------------------------------------------------------
Federal National Mortgage Association, 8%,
  7/1/2015 (Cost $7,531,721)                         7,471,019       7,789,358
--------------------------------------------------------------------------------
 Collateralized Mortgage Obligations 23.6%
--------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.,
  Series 2001-CK3, Class A1, 5.26%, 2/15/2006       11,000,000      11,000,000
Federal Home Loan Mortgage Structured Pass-Thrus:
  Series T-15 A3, 5.94%, 12/25/2019                  5,000,000       5,056,708
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
  Series T-20 A2, 7.06%, 6/25/2016                  14,500,000      14,737,203
  Series T-23 A, 4.23%, 5/25/2030                   18,081,155      18,108,113
  Series T-22 A7, 4.239%, 1/15/2029                 27,041,306      27,049,756
Federal National Mortgage Association:
  Series 1998-44, 6%, 1/18/2014                      9,448,474       9,504,504
  Series 1999-51 PB, 6%, 7/25/2017                  17,613,356      17,822,427
  Series 1998-49 PE, 6%, 1/20/2019                   3,200,000       3,237,984
  Series G94-10 PD, 6.5%, 9/17/2009                  5,000,000       5,067,150
  Series 1999-51 LB, 6.5%, 3/25/2014                16,524,000      16,694,362
  Series 1994-54 LB, 6.5%, 4/25/2014                18,556,000      18,776,260
  Series 1998-44 J, 6.5%, 3/20/2023                  6,080,967       6,179,783
Federal Home Loan Mortgage:
  Series 2093 VA, 6%, 7/15/2004                      3,512,210       3,561,592
  Series 2131 BA, 6%, 11/15/2017                    20,188,352      20,459,481
  Series 2175 TC, 6%, 2/15/2017                      9,000,000       9,118,080
  Series 2066 PQ, 6.15%, 3/15/2021                   7,475,189       7,580,290
  Series 2198 PA, 6.75%, 8/15/2016                  14,948,988      15,191,909
  Series 2198, 7.375%, 5/15/2003                    20,000,000      20,990,600
Government National Mortgage Association:
  Series 1998-10 CE, 6.5%, 04/20/2022                5,300,381       5,389,798
  Series 1999-37F, 4.181%, 09/20/2024                9,288,115       9,276,505
Residential Funding Mortgage Security,
  Series 1992-J9, 7.729%, 4/28/2022                  4,062,284       4,047,050
Student Loan Marketing Association, Series
   2000-1 A2L, 4.564%, 1/25/2013                    22,800,000      22,825,465
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $267,474,461)      271,675,020
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Foreign Bonds -- U.S.$ Denominated 1.8%
--------------------------------------------------------------------------------
Province of Ontario, 7.375%, 1/27/2003              10,000,000      10,408,000
Province of Quebec, 7.5%, 7/15/2002                 10,600,000      10,918,424
--------------------------------------------------------------------------------
Total Foreign Bonds -- U.S.$ Denominated (Cost $20,778,652)         21,326,424
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Asset Backed 13.8%
--------------------------------------------------------------------------------
Automobile Receivables 6.3%
--------------------------------------------------------------------------------
Capital Automobile Receivables Asset Trust:
  Series 1999-1 A2, 5.58%, 6/15/2002                 1,175,146       1,176,562
  Series 2000-2 A3, 6.46%, 1/15/2004                10,000,000      10,210,008
Daimler Chrysler Auto Trust:
  Series 2000-C A3, 6.82%, 9/6/2004                  6,100,000       6,286,265
  Series 2000-D A3, 6.66%, 1/8/2005                  3,900,000       4,017,201
First Security Auto Owner Trust, Series 2000-1
  A4, 7.4%, 10/17/2005                              12,500,000      13,115,846
Ford Credit Auto Owner Trust:
  5.86%, 10/15/2002                                 14,370,778      14,439,968
  Series 2000-C A4, 7.24%, 2/15/2004                 9,700,000       9,993,742
Toyota Auto Receivables Owner Trust, Series
  2000-C, A4, 7.21%, 4/15/2007                      13,350,000      13,992,582
--------------------------------------------------------------------------------
                                                                    73,232,174
--------------------------------------------------------------------------------
Credit Card Receivables 2.6%
--------------------------------------------------------------------------------
Discover Card Master Trust I:
  Series 1996-4 A, 4.35%, 10/16/2013                 9,600,000       9,697,798
  Series 2000-2 A, 4.16%, 9/18/2007                 20,000,000      20,056,104
--------------------------------------------------------------------------------
                                                                    29,753,902
--------------------------------------------------------------------------------
Home Equity Loans 2.9%
--------------------------------------------------------------------------------
Contimortgage Net Interest Margin Notes,
  Series 1997-3, 7.23%, 7/16/2028                    5,047,691         504,769
Residential Asset Securities Corp., Series
  1999-KS3 AI3, 7.18%, 1/25/2025                    17,500,000      17,988,063
Residential Funding Mortgage Securities, Inc.,
  Series 2000-HI1 AI2, 7.58%, 9/25/2010             14,500,000      14,723,481
--------------------------------------------------------------------------------
                                                                    33,216,313
--------------------------------------------------------------------------------
Manufactured Housing Receivables 1.4%
--------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Series
  1999-HE3 A2, 6.995%, 8/25/2013                    10,148,068      10,171,446
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
Green Tree Financial Corp. Series 1996-5 B2,
  8.45%, 7/15/2027                                   9,832,276       5,976,180
--------------------------------------------------------------------------------
                                                                    16,147,626
--------------------------------------------------------------------------------
Miscellaneous 0.6%
--------------------------------------------------------------------------------
Coast-Plymouth Tax Lien Capital, LLC, Series
  1999-AA, 6.76%, 11/15/2004                         4,692,661       4,790,878
EQCC Home Equity Loan Trust, Series 1996-4 A6,
  6.88%, 7/15/2004                                   2,862,676       2,904,695
--------------------------------------------------------------------------------
                                                                     7,695,573
--------------------------------------------------------------------------------
Total Asset Backed (Cost $164,798,345)                             160,045,588
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Corporate Bonds 36.2%
--------------------------------------------------------------------------------
Consumer Discretionary 0.9%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 4.625%, 4/15/2003            10,600,000      10,588,128
--------------------------------------------------------------------------------
Consumer Staples 2.8%
--------------------------------------------------------------------------------
Coca-Cola Enterprises Inc., 8%, 1/4/2005            10,000,000      10,689,000
Kellogg Co., 5.5%, 4/1/2003                         12,180,000      12,183,167
Unilever Capital Corp., 6.75%, 11/1/2003             9,600,000       9,925,248
--------------------------------------------------------------------------------
                                                                    32,797,415
--------------------------------------------------------------------------------
Health 0.6%
--------------------------------------------------------------------------------
Pfizer, Inc., 5.625%, 2/1/2006                       6,750,000       6,771,195
--------------------------------------------------------------------------------
Communications 1.9%
--------------------------------------------------------------------------------
Sprint Capital Corp., 5.875%, 5/1/2004              10,600,000      10,365,422
WorldCom, Inc., 6.5%, 5/15/2004                     12,000,000      12,019,200
--------------------------------------------------------------------------------
                                                                    22,384,622
--------------------------------------------------------------------------------
Financial 12.9%
--------------------------------------------------------------------------------
Associates Corp. of North America, 5.75%,
  11/1/2003                                          9,600,000       9,740,352
Capital One Bank, 6.875%, 2/1/2006                   7,775,000       7,606,749
Citigroup Inc., 5.75%, 5/10/2006                    12,000,000      11,883,600
EOP Operating LP, 7.375%, 11/15/2003                12,000,000      12,444,240
ERAC USA Finance Co., Series 144A, 6.375%,
  5/15/2003                                          7,775,000       7,833,546
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------

Federal National Mortgage Association:
  5.25%, 6/15/2006                                   8,150,000       8,032,803
  6.75%, 8/15/2002                                   2,000,000       2,055,940
  7%, 7/15/2005                                     10,425,000      11,014,638
Ford Motor Credit Co., 7.6%, 8/1/2005               10,600,000      11,124,912
General Electric Capital Corp., 5.375%, 4/23/2004   10,600,000      10,659,996
Merrill Lynch & Co., Series B, 5.35%, 6/15/2004     11,000,000      10,962,160
National Rural Utilities Cooperative Finance
  Corp., 6%, 5/15/2006                              12,000,000      11,965,560
NiSource Finance Corp., 7.5%, 11/15/2003            11,635,000      12,069,451
Qwest Corp., 7.625%, 6/9/2003                       12,000,000      12,420,240
Transamerica Finance Corp., 7.25%, 8/15/2002        10,000,000      10,215,700
--------------------------------------------------------------------------------
                                                                   150,029,887
--------------------------------------------------------------------------------
Media 3.6%
--------------------------------------------------------------------------------
Cox Communications, Inc., 7.5%, 8/15/2004            10,600,00      10,978,314
TCI Communications Inc., 6.375%, 5/1/2003            9,850,000      10,012,624
Time Warner, Inc., 7.75%, 6/15/2005                 10,000,000      10,622,900
Viacom, Inc., 7.75%, 6/1/2005                        9,625,000      10,187,485
--------------------------------------------------------------------------------
                                                                    41,801,323
--------------------------------------------------------------------------------
Durables 2.6%
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.38%, 1/30/2004   14,400,000      14,639,184
Martin Marietta Corp., 6.5%, 4/15/2003              15,000,000      15,284,250
--------------------------------------------------------------------------------
                                                                    29,923,434
--------------------------------------------------------------------------------
Manufacturing 2.0%
--------------------------------------------------------------------------------
Dow Chemical, 7%, 8/15/2005                          9,600,000      10,029,888
International Paper Co., 8%, 7/8/2003               12,100,000      12,662,650
--------------------------------------------------------------------------------
                                                                    22,692,538
--------------------------------------------------------------------------------
Technology 1.0%
--------------------------------------------------------------------------------
International Business Machines Corp., 7.25%,
  11/1/2002                                         11,500,000      11,874,555
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------



Energy 3.6%
--------------------------------------------------------------------------------
Atlantic Richfield Co., 5.55%, 4/15/2003            10,600,000      10,762,180
Occidental Petroleum Corp., 6.75%, 11/15/2002        6,225,000       6,353,484
Phillips Petroleum, 8.5%, 5/25/2005                 11,100,000      12,030,735
Progress Energy, Inc., 6.55%, 3/1/2004              11,600,000      11,823,648
--------------------------------------------------------------------------------
                                                                    40,970,047
--------------------------------------------------------------------------------
Utilities 4.3%
--------------------------------------------------------------------------------
American Electric Power Company, Inc., 5.5%,
  5/15/2003                                          7,000,000       6,987,610
DTE Energy Co., 6%, 6/1/2004                        12,000,000      12,045,960
DTE Energy Co., 6.45%, 6/1/2006                      5,000,000       5,031,850
KeySpan Corp., 7.25%, 11/15/2005                     9,600,000      10,032,576
KeySpan Corp., 6.15%, 6/1/2006                       5,000,000       5,004,750
Public Service Electric Gas and Co., 7.19%,
  9/6/2002                                          10,100,000      10,363,307
--------------------------------------------------------------------------------
                                                                    49,466,053
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $415,683,897)                          419,299,197
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,153,902,288) (a)   1,158,310,627
--------------------------------------------------------------------------------

* Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $1,154,816,746. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $3,493,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,177,621 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,683,740.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. All separate investments in Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $1,153,902,288)       $ 1,158,310,627
--------------------------------------------------------------------------------
Cash                                                                    297,925
--------------------------------------------------------------------------------
Receivable for investments sold                                      12,547,731
--------------------------------------------------------------------------------
Interest receivable                                                   9,713,584
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       6,010,108
--------------------------------------------------------------------------------
Total assets                                                      1,186,879,975
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    43,038,666
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      3,417,812
--------------------------------------------------------------------------------
Accrued management fee                                                  376,040
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     548,053
--------------------------------------------------------------------------------
Total liabilities                                                    47,380,571
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,139,499,404
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                     192,337
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             4,408,339
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                              (182,483,067)
--------------------------------------------------------------------------------
Paid-in capital                                                   1,317,381,795
--------------------------------------------------------------------------------
Net assets, at value                                            $ 1,139,499,404
--------------------------------------------------------------------------------


 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($347,357,428 / 32,688,327 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         10.63
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($634,810,432 / 59,753,756 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         10.62
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($121,177,754 / 11,407,471 outstanding shares of beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $         10.62
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 97.25 of $10.62)         $         10.92
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($29,502,703 / 2,777,855 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares
authorized)                                                      $         10.62
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($6,651,087 / 626,248
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         10.62
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:

Interest                                                         $    29,861,464
--------------------------------------------------------------------------------
Dividends                                                                740,339
--------------------------------------------------------------------------------
Total Income                                                          30,601,803
--------------------------------------------------------------------------------
Expenses:

Management fee                                                         2,226,646
--------------------------------------------------------------------------------
Administrative fee                                                     1,477,083
--------------------------------------------------------------------------------
Distribution services fees                                                 4,487
--------------------------------------------------------------------------------
Administrative services fee                                                6,469
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               10,943
--------------------------------------------------------------------------------
Other                                                                      9,869
--------------------------------------------------------------------------------
Total expenses                                                         3,735,497
--------------------------------------------------------------------------------
Net investment income                                                 26,866,306
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                              5,934,087
--------------------------------------------------------------------------------
Net realized appreciation (depreciation) during the period on
investments                                                              999,972
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             6,934,059
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $    33,800,365
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                   Six Months      Year Ended
                                                  Ended June 30,   December 31,
                                                      2001              2000
Increase (Decrease) in Net Assets                  (Unaudited)
-------------------------------------------------------------------------------
Operations:

Net investment income                          $    26,866,306  $    50,117,905
-------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         5,934,087      (8,413,484)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period              999,972       20,814,679
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     33,800,365       62,519,100
-------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:

  Class AARP                                       (10,023,575)      (8,432,554)
-------------------------------------------------------------------------------
  Class S                                          (18,506,250)     (41,614,715)
-------------------------------------------------------------------------------
Fund share transactions:

Proceeds from shares sold                          288,991,449      289,000,030
-------------------------------------------------------------------------------
Proceeds from shares issued in tax-free
reorganization                                     156,367,560      355,907,243
-------------------------------------------------------------------------------
Reinvestment of distributions                       21,655,532       37,890,576
-------------------------------------------------------------------------------
Cost of shares redeemed                           (324,176,373)    (478,060,495)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                 142,838,168      204,737,354
-------------------------------------------------------------------------------
Increase (decrease) in net assets                  148,108,708      217,209,185
-------------------------------------------------------------------------------
Net assets at beginning of period                  991,390,696      774,181,511
-------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of $192,337
and $1,855,856, respectively)                  $ 1,139,499,404  $   991,390,696
-------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
-------------------------------------------------------------------------------

Class A


-------------------------------------------------------------------------------
                                                                       2001^a
-------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.67
-------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income^b                                                .01
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.06)
-------------------------------------------------------------------------------
  Total from investment operations                                       (.05)
-------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                    --
-------------------------------------------------------------------------------
Net asset value, end of period                                         $10.62
-------------------------------------------------------------------------------
Total Return (%)                                                         (.47)**
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    121
-------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.03*
-------------------------------------------------------------------------------
Ratio of net investment income (%)                                       5.16*
-------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                93*
-------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A) to June 30, 2001. (Unaudited).

^b  Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

Class B


--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------


Selected Per Share Data
-------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.67
-------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income^b                                                 .01
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.06)
-------------------------------------------------------------------------------
  Total from investment operations                                       (.05)
-------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                    --
-------------------------------------------------------------------------------
Net asset value, end of period                                         $10.62
-------------------------------------------------------------------------------
Total Return (%)                                                         (.47)**
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     30
-------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.83*
-------------------------------------------------------------------------------
Ratio of net investment income (%)                                       4.36*
-------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                93*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class B) to June 30, 2001. (Unaudited).

^b  Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

Class C

-------------------------------------------------------------------------------
                                                                       2001^a
-------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.67
-------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income^b                                                 .01
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.06)
-------------------------------------------------------------------------------
  Total from investment operations                                       (.05)
-------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                    --
-------------------------------------------------------------------------------
Net asset value, end of period                                         $10.62
-------------------------------------------------------------------------------
Total Return (%)                                                         (.47)**
-------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      7
-------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.80*
-------------------------------------------------------------------------------
Ratio of net investment income (%)                                       4.39*
-------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                93*
-------------------------------------------------------------------------------

a For the period from June 25, 2001 (commencement of sales of Class C) to June 30, 2001. (Unaudited).

b   Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Short-Term Bond Fund (the "Fund") is a diversified series of Scudder Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers five classes of shares. On June 25, 2001 the Fund commenced offering additional shares: Class A, Class B and Class C. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales chargtes. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as distribution services, administrative services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. In addition, from November 1, 2000 through December 31, 2000, the Fund incurred approximately $1,275,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2001.

At December 31, 2000, the Fund had a net tax basis capital loss carryforward of approximately $178,482,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until December 31, 2001 ($542,000), December 31, 2002 ($27,442,000), December 31, 2003
($60,464,000), December 31, 2004 ($27,917,000), December 31, 2005 ($18,998,000),
December 31, 2006 ($6,027,000), December 31, 2007 ($21,347,000) and December 31,
2008 ($15,745,000), the respective expiration dates.

In addition, the Fund inherited approximately $8,313,000 of capital losses from its merger (Note F) with AARP High Quality Short-Term Bond Fund, which can be used to offset gains in future years, or until December 31, 2004 ($1,182,000), December 31, 2006 ($111,000), and December 31, 2007 ($7,020,000), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code. The Fund also inherited approximately $13,290,153 of capital losses from its merger (Note F) with Kemper Short-Term U.S. Government Fund, which can be used to offset gains in future years, or until December 31, 2001 ($782,723), December 31, 2002 ($6,308,109), and December 31, 2003
($1,622,735), December 31, 2005 ($129,238), December 31, 2006 ($603,032),
December 31, 2007 ($3,775,655) and December 31, 2008 ($68,661), the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of the Fund is declared and distributed to shareholders monthly. Prior to May 29, 2001, net investment income was declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are accreted/amortized for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $366,708,895 and $402,143,564, respectively. Purchases and sales of U.S. government obligations aggregated $78,144,053 and $141,151,606, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first $1,500,000,000 of the Fund's average daily net assets, 0.425% of the next $500,000,000 of such net assets, 0.40% of the next $1,000,000,000 of such net assets, 0.385% of the next $1,000,000,000 of such net assets, 0.37% of the next $1,000,000,000 of such net assets, 0.355% of the next $1,000,000,000 of such net assets and 0.34% of such net assets in excess of $6,000,000,000, computed and accrued daily and payable monthly.

For the six months ended June 30, 2001, the amount imposed pursuant to the Management Agreement aggregated $2,226,646. The management fee imposed is equivalent to an annual effective rate of 0.45% of the Fund's average daily net assets for the six months ended June 30, 2001.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.30% for Class AARP, 0.30% for Class S, 0.325% for Class A, 0.375% for Class B and 0.350% for Class C, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, both are subsidiaries of ZSI, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers not affiliated with ZSI provide certain services (i.e. custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended June 30, 2001, the Administrative Agreement expense charged to the Fund is as follows:

                                                       Total        Unpaid at
Administrative Fee                                  Aggregated    June 30, 2001
--------------------------------------------------------------------------------
Class AARP                                       $    512,835     $     85,734
--------------------------------------------------------------------------------
Class S                                               955,576          157,833
--------------------------------------------------------------------------------
Class A                                                 6,459            6,459
--------------------------------------------------------------------------------
Class B                                                 1,818            1,818
--------------------------------------------------------------------------------
Class C                                                   395              395
--------------------------------------------------------------------------------
                                                 $  1,477,083     $    252,239
--------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 24, 2001 (commencement of sales) through June 30, 2001, the Distribution Fee was as follows:

                                                       Total         Unpaid at
 Distribution Fee                                    Aggregated    June 30, 2001
--------------------------------------------------------------------------------
Class B                                          $      3,640     $      3,640
--------------------------------------------------------------------------------
Class C                                                   847              847
--------------------------------------------------------------------------------
                                                 $      4,487     $      4,487
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for classes A, B and C. There were no underwriting commissions paid in connection with the distribution of Class A shares for the period June 24, 2001 (commencement of sales) through June 30, 2001.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 24, 2001 (commencement of sales) through June 30, 2001, there was no CDSC for Classes B and C.

Administrative Services Fees. SDI provides information and administrative services to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the period ended June 30, 2001, the Administrative Services Fee was as follows:

                                                     Total          Unpaid at
Administrative Services Fee                       Aggregated       June 30, 2001
--------------------------------------------------------------------------------
Class A                                          $      4,974     $      4,974
--------------------------------------------------------------------------------
Class B                                                 1,213            1,213
--------------------------------------------------------------------------------
Class C                                                   282              282
--------------------------------------------------------------------------------
                                                 $      6,469     $      6,469
--------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended June 30, 2001, Trustees' fees and expenses aggregated $10,943.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended June 30, 2001, totaled $740,339 and are reflected as dividend income on the statement of operations.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%.

The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

E. Reorganization

ZSI initiated a program to reorganize and combine its two funds families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

F. Acquisition of Assets

On June 22, 2001, the Fund acquired all the net assets of Kemper Short-Term U.S. Government Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 11,251,941 Class A shares, 2,771,807 Class B shares and 630,610 Class C shares of the Fund, respectively, for 14,752,790 Class A shares, 3,615,548 Class B shares and 822,166 Class C shares of the of Kemper Short-Term U.S. Government Fund, respectively, outstanding on June 22, 2001. Kemper Short-Term U.S. Government Fund's net assets at that date ($156,367,560), including $2,366,963 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $987,235,123. The combined net assets of the Fund immediately following the acquisition were $1,143,602,683.

On August 11, 2000, the Fund acquired all the net assets of AARP High Quality Short-Term Bond Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 34,287,722 Class AARP shares of the Fund for 22,780,935 shares of AARP High Quality Short-Term Bond Fund outstanding on August 11, 2000. AARP High Quality Short-Term Bond Fund's net assets at that date ($355,907,243), including $2,654,203 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $662,131,507. The combined net assets of the Fund immediately following the acquisition were $1,018,038,750.

G. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class AARP          1,273,747    $ 13,608,758         582,570*     $ 6,138,083*
--------------------------------------------------------------------------------
Class S            22,354,250     238,111,092      27,192,667      282,861,947
--------------------------------------------------------------------------------
Class A**           2,193,461      23,395,928              --               --
--------------------------------------------------------------------------------
Class B**           1,144,446      12,210,686              --               --
--------------------------------------------------------------------------------
Class C**             156,069       1,664,985              --               --
--------------------------------------------------------------------------------
                                 $288,991,449                     $289,000,030
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class AARP                 --    $         --      34,287,722     $355,907,243
--------------------------------------------------------------------------------
Class S                    --              --              --               --
--------------------------------------------------------------------------------
Class A**          11,251,941     120,062,903
--------------------------------------------------------------------------------
Class B**           2,771,807      29,576,177
--------------------------------------------------------------------------------
Class C**             630,610       6,728,480
--------------------------------------------------------------------------------
                                 $156,367,560                     $355,907,243
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP            666,732    $  7,099,580         566,201*     $ 5,922,950*
--------------------------------------------------------------------------------
Class S             1,367,390      14,555,952       3,071,320       31,967,626
--------------------------------------------------------------------------------
Class A**                  --              --              --               --
--------------------------------------------------------------------------------
Class B**                  --              --              --               --
--------------------------------------------------------------------------------
Class C**                  --              --              --               --
--------------------------------------------------------------------------------
                                 $ 21,655,532                     $ 37,890,576
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (1,987,284)   $(21,214,653)     (2,701,361)*   $(28,254,085)*
--------------------------------------------------------------------------------
Class S           (25,110,870)   (267,370,193)    (43,251,249)    (449,806,410)
--------------------------------------------------------------------------------
Class A            (2,037,931)    (21,735,050)             --               --
--------------------------------------------------------------------------------
Class B**          (1,138,398)    (12,146,428)             --               --
--------------------------------------------------------------------------------
Class C**            (160,431)     (1,710,049)             --               --
--------------------------------------------------------------------------------
                                $(324,176,373)                   $(478,060,495)
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            (46,805)    $  (506,315)     32,735,132*    $339,714,191*
--------------------------------------------------------------------------------
Class S            (1,389,230)    (14,703,149)    (12,987,262)    (134,976,837)
--------------------------------------------------------------------------------
Class A**          11,407,471     121,723,781              --               --
--------------------------------------------------------------------------------
Class B**           2,777,855      29,640,435              --               --
--------------------------------------------------------------------------------
Class C**             626,248       6,683,416              --               --
--------------------------------------------------------------------------------
                                 $142,838,168                     $204,737,354
--------------------------------------------------------------------------------

* For the period from August 14, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

** For the period from June 25, 2001 (commencement of sales of Classes A, B and C shares) to June 30, 2001.

H. Change In Accounting Principle


As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $169,744 reduction in cost of securities and a corresponding $169,744 increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001.

The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by $1,300,054, increase unrealized appreciation by $428,255, and increase net realized gains by $871,799. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Trustee; Senior Fellow and Economic
   Counsellor, The Conference Board, Inc.

Keith R. Fox
   Trustee; General Partner, The
   Exeter Group of Funds

Jean Gleason Stromberg
   Trustee; Consultant

Jean C. Tempel
   Trustee; Managing Director, First Light
   Capital, LLC

Steven Zaleznick
   Trustee; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Robert S. Cessine*
   Vice President

John E. Dugenske*
   Vice President

William F. Glavin*
   Vice President

James E. Masur*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Scudder Funds
--------------------------------------------------------------------------------

Core
   Scudder Blue Chip Fund
   Scudder Focus Value+Growth Fund
   Scudder Growth and Income Fund
   Scudder Research Fund
   Scudder Select 500 Fund
   Scudder Small Company Stock Fund
   Scudder Target 2011 Fund
   Scudder Total Return Fund

Growth
   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund
   Scudder Growth Fund
   Scudder Large Company Growth Fund
   Scudder Select 1000 Growth Fund
   Scudder Small Capitalization Equity Fund

Value

   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund
   Scudder Small Cap Value Fund

Sector
   Scudder-Dreman Financial Services Fund
   Scudder Gold Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International
   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder International Research Fund
   Scudder Latin America Fund
   Scudder New Europe Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.

Income
   Scudder Cash Reserves Fund
   Scudder Floating Rate Fund
   Scudder High-Yield Fund
   Scudder High-Yield Opportunity Fund
   Scudder Income Fund
   Scudder Short-Term Bond Fund
   Scudder Strategic Income Fund
   Scudder U.S. Government Securities Fund

Tax-Free Income
   Scudder California Tax-Free Income Fund
   Scudder Florida Tax-Free Income Fund
   Scudder High-Yield Tax-Free Fund
   Scudder Managed Municipal Bonds
   Scudder Massachusetts Tax-Free Fund
   Scudder Medium-Term Tax-Free Fund
   Scudder New York Tax-Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
   Traditional IRA
   Roth IRA
   SEP-IRA
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans

Variable Annuities
   Education Accounts
   Education IRA
   UGMA/UTMA

   IRA for Minors
--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.


Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program


      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219557
                      Kansas City, MO 64121
--------------------------------------------------------------------------------
      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 03110
--------------------------------------------------------------------------------
          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS

222 South Riverside Plaza
Chicago, IL 60606-5808







A member of [LOGO] Zurich Financial Services Group